21. Income tax and social contribution (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution
Opening balance	R$ (858)	R$ (225)	R$ (95)
Credit (expense) for the year - Continuing operations	(291)	(154)	82
Credit (expense) for the year - Discontinued operations	214	(122)	(87)
Tax on discontinued operations		314	(61)
Income tax related to OCI - Continuing operations		1	(1)
Income tax related to OCI - Discontinued operations		(20)	3
Acquisition of companies		(747)
Exchange rate changes	(188)	(18)
Assets held for sale and discontinued operations		122	(64)
Deconsolidation - Sendas	91
Others	(2)	(7)	(2)
At the end of the period	R$ (1,034)	R$ (858)	R$ (225)